FINANCIAL ASSETS AND LIABILITIES - Schedule of estimated realization in shareholders' equity (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Sep. 15, 2023
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Book value	R$ 2,546,799	R$ 4,151,752
Comprehensive income	(125,233)	R$ 723	R$ (601,415)
Effect on financial position	R$ 7,110
Leasing [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Period for exchange rate effects of highly probable revenues projection	20 years
Rumo S.A. [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional				R$ 1,500,000
Cash flow hedges [member] | Rumo S.A. [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional	R$ 1,916,942
Fair value	(20,914)
Book value	(20,914)
Net financial result	(9,785)
Comprehensive income	(20,914)
Gains or (losses) realized	9,732
Cash flow hedges [member] | Rumo S.A. [member] | Derivative futures
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional	368,000
Fair value	(2,843)
Book value	(2,843)
Cash flow hedges [member] | Rumo S.A. [member] | Leasing [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional	1,548,942
Fair value	(18,071)
Book value	(18,071)
Net financial result
Comprehensive income	(18,071)
Gains or (losses) realized
Cash flow hedges [member] | Rumo S.A. [member] | Derivative futures (BRENT)
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Net financial result	(9,785)
Comprehensive income	(2,843)
Gains or (losses) realized
Cash flow hedges [member] | Rumo S.A. [member] | Derivative futures (JKM)
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Net financial result
Comprehensive income
Gains or (losses) realized	12,012
Cash flow hedges [member] | Rumo S.A. [member] | NDF (Non deliverable forwards)
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Net financial result
Comprehensive income
Gains or (losses) realized	R$ (2,280)